Dispositions (Details) - Disposal by sale $ in Millions, $ in Millions			1 Months Ended	3 Months Ended		12 Months Ended
	May 27, 2022 CAD ($) MW	Apr. 12, 2022 CAD ($)	Feb. 28, 2023 USD ($)	Mar. 31, 2022 CAD ($) MW	Mar. 31, 2022 USD ($) MW	Dec. 31, 2022 CAD ($)
Energy Storage Development Project
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Number of megawatts sold | MW				60	60
Proceeds from disposition of business				$ 20	$ 15
Gain (loss) on disposal of business				$ 7
Energy Storage Development Project | Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from disposition of business			$ 8
Aitken Creek Processing Facilities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from disposition of business		$ 224
Gain (loss) on disposal of business						$ 1
Brush II
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Number of megawatts sold | MW	70
Proceeds from disposition of business	$ 1
Gain (loss) on disposal of business						$ (2)